FINANCING ARRANGEMENTS - Senior Secured Credit Facilities (Details) - USD ($)	Nov. 27, 2018	Jun. 01, 2018	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt			$ 22,654,000,000	$ 23,925,000,000
Term Loan B Facility Due June 2025
Debt Instrument [Line Items]
Debt instrument, term	7 years	7 years
Aggregate principal amount	$ 1,500,000,000	$ 4,565,000,000
Long-term debt			2,772,000,000	3,220,000,000
Revolving credit facility | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,225,000,000
Alternate term, number of days prior to scheduled maturity in excess of principal amount threshold		91 days
Alternate term, principal amount maturity threshold		$ 1,000,000,000
Long-term debt			285,000,000	$ 0
Remaining availability			886,000,000
Letter of Credit | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Long-term debt			$ 54,000,000